Customer accounts and amounts due to banks (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Customer accounts and amounts due to banks
Due to banks	₽ 1,391	₽ 1,390
Due to individuals	10,844	110
Due to legal entities	3,767	1,571
Term deposits	2,103	111
Total customer accounts and amounts due to banks	18,105	₽ 3,182
Including long-term deposits	₽ 237